Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Japanese Yen Denominated Borrowing | Minimum | Unsecured Corporate Bonds
Debt Instrument [Line Items]
Interest rates per annum	0.20%	0.20%
Debt instrument, maturity date (fiscal year ending)	Mar. 31, 2018	Mar. 31, 2014
Japanese Yen Denominated Borrowing | Minimum | Unsecured Indebtedness to Financial Institutions
Debt Instrument [Line Items]
Interest rates per annum	0.90%	0.90%
Debt instrument, maturity date (fiscal year ending)	Mar. 31, 2015	Mar. 31, 2014
Japanese Yen Denominated Borrowing | Maximum | Unsecured Corporate Bonds
Debt Instrument [Line Items]
Interest rates per annum	2.00%	2.00%
Debt instrument, maturity date (fiscal year ending)	Mar. 31, 2024	Mar. 31, 2019
Japanese Yen Denominated Borrowing | Maximum | Unsecured Indebtedness to Financial Institutions
Debt Instrument [Line Items]
Interest rates per annum	1.20%	1.50%
Debt instrument, maturity date (fiscal year ending)	Mar. 31, 2018	Mar. 31, 2018
Euro Denominated Borrowing | Unsecured Indebtedness to Financial Institutions
Debt Instrument [Line Items]
Interest rates per annum	7.50%
Euro Denominated Borrowing | Minimum | Unsecured Indebtedness to Financial Institutions
Debt Instrument [Line Items]
Interest rates per annum		2.40%
Debt instrument, maturity date (fiscal year ending)	Mar. 31, 2014	Mar. 31, 2014
Euro Denominated Borrowing | Maximum | Unsecured Indebtedness to Financial Institutions
Debt Instrument [Line Items]
Interest rates per annum		7.50%
Debt instrument, maturity date (fiscal year ending)	Mar. 31, 2018	Mar. 31, 2018